Related Party Transactions - Summary of Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of goods/services	$ 0	$ 0
Purchases of goods/services	0	0
Interest income	0	0
Interest expense	0	0
Dividends received	0	0
Net loans made to/(repayments from) related parties	0	0
Associates [member]
Disclosure of transactions between related parties [line items]
Sales of goods/services	0	0
Purchases of goods/services	2,673,037	1,702,477
Interest income	0	0
Interest expense	0	0
Dividends received	894,375	374,972
Net loans made to/(repayments from) related parties	$ 0	$ 0